Tax - Schedule of components of tax expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current tax:
Total current tax from continuing operations	£ 370	£ 226	£ 160
Deferred tax:
Total deferred tax from continuing operations	506	1,032	200
Total tax charge from continuing operations	876	1,258	360
UK
Current tax:
Corporation tax	161	255	157
Corporate tax adjustment in respect of prior years	0	(9)	15
Total current tax from continuing operations	161	246	172
Deferred tax:
Deferred tax	255	605	39
Deferred tax adjustment in respect of prior years	13	(5)	(20)
Total deferred tax from continuing operations	268	600	19
Overseas
Current tax:
Corporation tax	225	6	3
Corporate tax adjustment in respect of prior years	(16)	(26)	(15)
Total current tax from continuing operations	209	(20)	(12)
Deferred tax:
Deferred tax	233	425	174
Deferred tax adjustment in respect of prior years	5	7	7
Total deferred tax from continuing operations	£ 238	£ 432	£ 181